Summary of significant accounting policies, estimates and judgments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Significant Accounting Policies, Estimates and Judgments [Line Items]
Non-derivative financial assets	$ 75,987	$ 77,551
Non-derivative financial liabilities	20,040	16,217
Derivative notional amount	7,776,875	6,415,878
Authorized and committed undrawn commitments	$ 86,184	138,081
Non Usd Libor [Member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Non-derivative financial assets		3,600
Non-derivative financial liabilities		3,400
Derivative notional amount		2,975,400
Authorized and committed undrawn commitments		$ 3,000
Computer software [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Estimated useful lives of intangible assets	3 to 10 years
Customer relationships [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Estimated useful lives of intangible assets	10 to 20 years
Buildings [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Useful life of premises and equipment	25 to 50 years
Computer equipment [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Useful life of premises and equipment	3 to 10 years
Furniture Fixtures and Other Equipment [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Useful life of premises and equipment	5 to 10 years